Expense Example	Feb. 29, 2024 USD ($)
Schwab Fundamental U.S. Broad Market Index ETF | Schwab Fundamental U.S. Broad Market Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental U.S. Large Company Index ETF | Schwab Fundamental U.S. Large Company Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental International Large Company Index ETF | Schwab Fundamental International Large Company Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental International Small Company Index ETF | Schwab Fundamental International Small Company Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Schwab Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90